(ICON)

Prudential
Natural
Resources
Fund, Inc.

ANNUAL
REPORT
May 31, 1997

(LOGO)

Prudential Natural Resources Fund, Inc.

Performance At A Glance.
While stock prices in general rose to record
highs
over the last
12 months, those of natural resources
companies
did not. The
Prudential Natural Resources Fund, along with
similar funds
measured by Lipper Analytical Services,
trailed
the
performance  of the broader stock market.
Your
Fund's performance
also lagged the Lipper average for the year
ended
May 31, 1997. We
have been overweighted in precious metals and
underweighted in
energy securities, while the market has
preferred
the
opposite. We continue to believe we're right
--
just too early.

                                          One
Five      Since

Year
Years   Inception2
Cumulative            Class A
5.4%
92.8%       87.8%
Total                 Class B
4.5
85.4       100.9
Returns1              Class C
4.5
N/A        48.2
As of 5/31/97         Class Z
N/A
N/A         7.2
                      Lipper Natural
                      Resources Avg3
13.48
94.47       ***

                                     One
Five
Since
                                     Year
Years
Inception2
Average
Annual
Total                    Class A     1.9%
12.6%
7.8%
Returns1                 Class B     1.50
12.7
7.2
As of 6/30/97            Class C     5.5
N/A
13.6

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund
Management
and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%
and 1% for
six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or distribution fee. Since
Class Z
shares have
been in existence less than one year, no average annual returns are presented.

2Inception dates: 1/22/90 Class A; 9/28/87
Class
B; 8/1/94
Class C; 9/16/96 Class Z.

3Lipper average returns are for 50 funds for six months, 49 funds for one year and 26 funds for five years.

*** Lipper since inception returns are: Class
A,
91.9% for 16
funds; Class B, 97.7% for 11 funds; Class C,
57.0%
for 27 funds
and Class Z, 11.0% for 44 funds.

How Investments Compared.
   (As of 5/31/97)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Leigh R. Goehring, Fund Manager
(PHOTO)

Portfolio
Manager's Report

The Prudential Natural Resources Fund seeks long-term growth of capital by investing in foreign and domestic companies that own, explore, mine, process or develop natural resources, or provide goods and services for those industries.
These
resources
include precious metals; ferrous and non-ferrous metals;
strategic metals; hydrocarbons, such as oil, gas and coal, and timber land. The Fund may be affected to a greater extent by any single economic, political or regulatory development than a mutual fund that does not focus its investments on specific economic sectors. There can be no assurance that the Fund will achieve its investment objective.

Going For
The Gold.

Gold represents the great contrarian idea for 1997-1998. Investments in gold have yielded minimal returns over the past three to five years, and no stock market group is more out of favor today. But demand continues to grow faster than supply, so we believe it's only a matter of time before prices rise. As a result, we own 18% of assets in gold stocks.

Strategy Session.
Buy Low, Sell High.

We've done well over the last five years by
buying
natural
resource stocks when they are inexpensive
(low)
and selling
them when they become expensive (high). Over
the
past year,
however, our performance suffered because we
held
too many assets in
the poorly performing precious metals sector
--
primarily
gold -- and not enough in the strong energy sector.

   Portfolio Breakdown.
 Expressed as a percentage of
total net assets as of 5/31/97.
         (PIE CHART)

Our energy holdings drove the Fund's
performance
upward in
1996. But we started to reduce them last summer, thinking new oil supplies from Iraq would soon depress prices.
We were wrong.
Energy stocks, particularly some of the oil service stocks, remained strong. 1997 has been a more difficult year for energy.
The prices of oil and natural gas are now down almost 30% from the beginning of the year. We believe that most energy stocks are overvalued when compared with the price of oil. What's more, we expect oil prices to decline until year end. So we are being cautious about investments in energy producers.

As a further drag on performance, we held 27% of the Fund in precious metals holdings during much of the year, and this sector declined 23%. Precious metals stocks were the worst performing stock group, largely due to the collapsing price of gold in the last quarter of 1996.

Despite their lackluster performance, we still believe that the precious metals sector represents the best long-term value in natural resources, so we are increasing our holdings there.
In addition, we are also adding to our
holdings in
oil service
companies, which are participating in the development of offshore fields in the wake of last year's drilling boom.

What Went Well.

Platinum & Palladium.
In January we correctly anticipated the
substantial advance in
platinum and palladium, the only area in the
precious metals sector
that has appreciated. We significantly
increased
our holdings to 8%
of total investments on May 31, 1997 from 2%,
and
we are glad we did. Platinum prices rose to
$475
per ounce at the
end of May from $350 per ounce at the end of January, while palladium prices climbed to $180 per ounce from
$125 during
the same period. A sizable gap between world supply and demand, plus a delay in the selling of Russian stockpiles
(which we
believe are nearing exhaustion), pushed
prices
higher.

Aluminum Shines.
Our aluminum holdings also performed well, rising
21% for
the year. We are glad we increased our
holdings to
10% of
total investments from 6%. We believe the long-term outlook for aluminum is very positive because world demand is very strong, prices are very low and overdue for a substantial increase, and Reynolds Metals and other companies are ripe for restructuring.

Timber!
In the forest products area, we increased our holdings in
TimberWest (which we have since sold) and Pacific
Forest
Products, two Canadian companies with large private timber holdings. We thought these companies would become premier investments as pressure from environmentalists continued to cut back harvesting in government-owned lands, and we were right. TimberWest was sold to a group of private investors and Pacific Forest Products has put itself up for sale. The
Fund should also benefit from corporate
restructuring in
companies such as Champion, our largest
holding in
this
sector, and  MacMillan Bloedel.

And Not So Well.
All That Glitters.
We increased our holdings prematurely in gold, where prices dropped drastically in the fourth quarter of 1996, largely
because investors were worried that central bankers might sell to meet European Monetary Union requirements.
Other
depressants on price have been the continued selling forward of production by gold mining companies to lock in prices and the Bre-x debacle in April of this year, one of the greatest stock market frauds in history.

Gold prices are at their lowest levels in four years.
Nevertheless, we believe that the huge gap between world gold supply and demand -- more than 1,000 tons a year and widening -- will result in significantly higher gold prices over the next one to three years.

Five Largest
Holdings.

3.9%   Stillwater Mining Co.
       Precious Metals
3.7%   Champion International
       Forest Products & Paper
3.5%   Noble Affiliates
       Exploration & Production
3.0%   Western Gas Resources
       Energy Sources
2.4%   Rustenburg Platinum
       Precious Metals

Expressed as a percentage of total
net assets as of 5/31/97.

Looking Ahead.

Although natural resources were weak
performers
over
the past year, we believe the long-term
outlook is
very positive. The 15-year-old bear market in commodities managed to stretch out for another year, but we believe it is now approaching an end. Prices in the precious metals sector, in particular, are ripe for a turnaround.
Investors
are now being given a great opportunity to buy into the world's precious metals markets.
Historically, big
moves
in gold have been preceded by substantial moves in platinum and palladium, such as we've seen over the past six months. We believe we will soon be in the first stage of a bull market in commodities that will last many years. As investor psychology changes, gold prices will climb.

President's Letter
July 22, 1997
(PHOTO)

Dear Shareholder:

With the midpoint of 1997 behind us, I'm pleased to report that the recent news from the financial markets has been decidedly upbeat. The Dow Jones Industrial Average has gained more than
20% through the end of June, while lower long-term interest rates have made bonds an attractive investment.

This stands in contrast to April when the Dow fell
10% from a
record high on fears of higher interest rates and surging inflation. Interest rates have since fallen as the economy slowed and the Dow has reached several new highs.

The market swings we've seen this year
illustrate
the importance
of "staying the course" to your financial goal.
We realize that
maintaining investment discipline when faced with market uncertainty isn't easy. Here are some thoughts that may help:

-- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments. Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation. And where income is the primary goal, bonds have also provided attractive returns.

--  Remember Your Time Horizon. If your
investment
goals
are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

--  We're On Your Side. Your Prudential
Securities
Financial
Advisor or Pruco Securities Registered
Representative can
help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms President,
Prudential Mutual Funds & Annuities

Portfolio of Investments
PRUDENTIAL
NATURAL
as of May 31, 1997
RESOURCES
FUND, INC.
---------------------------------------------
-----
----------

Shares      Description
Value
(Note 1)
---------------------------------------------
-----
----------
LONG-TERM INVESTMENTS--95.8%
COMMON STOCKS--92.2%
---------------------------------------------
-----
----------
Australia--3.3%
  553,500   Acacia Resources(a) (Precious
               Metals)
$    812,794
  398,319   Capral Aluminium Ltd.
               (Metals-Non Ferrous)
1,439,561
  147,000   Comalco Ltd. (Metals-Non Ferrous)
816,480
   61,100   CRA Ltd. (Metals-Non Ferrous)
1,000,947
  170,700   Delta Gold NL (Precious Metals)
281,837
  130,000   Plutonic Resources Ltd. (Precious
               Metals)
475,767
   96,564   Western Mining Corp. Hldgs. Ltd.
               (Metals-Non Ferrous)
623,776

------------

5,451,162
---------------------------------------------
-----
----------
Canada--35.3%
  116,300   Agnico-Eagle Mines Ltd.
               (Precious Metals)
1,241,366
  129,000   Alberta Energy Co. Ltd. (Oil &
               Natural Gas Production &
               Refining)
3,091,054
  133,100   Anderson Exploration Ltd. (a)
(Oil &
               Natural Gas Production)
1,768,610
  355,200   Arakis Energy Corp. (a) (Oil &
               Natural Gas Production)
1,354,200
  213,500   Archer Resources Ltd. (a) (Oil &
               Natural Gas Production)
1,030,914
  177,100   Arizona Star Resource Ltd. (a)
               (Gold Mines)
1,517,412
   91,200   Atna Resources Ltd. (a)
               (Mineral Resources)
334,418
   78,400   Barrick Gold (Precious Metals)
1,986,756
  308,900   Barrington Petroleum Ltd. (a)
               (Exploration & Production)
1,289,700
  523,000   Beau Canada Exploration Ltd. (a)
               (Oil & Natural Gas Production)
1,298,766
  220,800   Blue Range Resource Corp. (a)
(Oil &
               Natural Gas Production)
1,491,025
   58,900   Cabre Exploration Ltd. (a) (Oil &
               Natural Gas Production)
$  1,005,046
  199,100   Cambior Inc. (Precious Metals)
2,602,236
   85,700   Cameco Corp. (Misc. Materials &
               Commodities)
3,350,962
   47,100   Canadian Natural Resources Ltd.
(a)
               (Oil & Natural Gas Production)
1,239,744
  198,000   Crestar Energy Inc. (a) (Oil &
               Natural Gas Production)
3,752,396
  240,000   CS Resources Ltd. (a) (Machinery
&
               Equipment)
1,760,093
   95,500   ELAN Energy Inc. (a) (Oil &
Natural
               Gas Production)
686,502
   84,900   Greenstone Resources Ltd. (a)
               (Precious Metals)
801,409
  238,236   HCO Energy Ltd. (a) (Oil &
Natural
               Gas Production)
328,673
  104,500   International Pursuit Corp. (a)
               (Precious Metals)
191,973
  279,000   Kap Resources Ltd. (a)
(Chemicals)
648,272
  253,200   MacMillan Bloedel Ltd. (Forest
               Products & Paper)
3,677,026
  180,700   Meridian Gold Inc. (a) (Precious
               Metals)
918,458
  188,500   Northrock Resources Ltd. (a) (Oil
&
               Natural Gas Production)
2,497,912
  126,600   Northstar Energy Corp. (a)
               (Exploration & Production)
1,172,052
  177,200   Pacific Forest Products Ltd. (a)
               (Forest Products & Paper)
3,216,671
   49,000   Placer Dome Inc. (Precious
Metals)
894,823
   43,200   Potash Corp. (Chemicals)
3,547,800
  104,600   Repadre Capital Corp. (a)
               (Precious Metals)
668,371
   62,500   Rigel Energy Corp. (a) (Oil &
               Natural Gas Production)
780,569

---------------------------------------------
-----
------------------------------
                                     -----
See Notes to Financial Statements.     3

Portfolio of Investments
PRUDENTIAL
NATURAL
as of May 31, 1997
RESOURCES
FUND, INC.
---------------------------------------------
-----
----------

Shares      Description
Value
(Note 1)
---------------------------------------------
-----
----------
Canada (cont'd.)
  282,000   Rio Alto Exploration Ltd. (a)
               (Exploration & Production)
$  2,231,920
   63,100   Samax Gold Inc. (a) (Precious
               Metals)
308,123
  344,700   Tiomin Resources Inc. (a) (Metals-
               Non Ferrous)
818,450
  176,000   Triton Mining Corp. (a) (Precious
               Metals)
460,064
  183,400   TVX Gold, Inc. (a) (Precious
Metals)
1,185,202
  208,114   Westaim Corp. (a) (Misc.
Materials &
               Commodities)
846,238
  384,900   Westmin Resources Ltd. (a)
(Metals-
               Non Ferrous)
1,942,387

------------

57,937,593
---------------------------------------------
-----
----------
France--3.2%
   38,300   Bouygues Offshore, S.A. (a)
               (Engineering & Construction)
964,032
   91,037   Coflexip (ADR) (a) (Energy
Equipment
               & Services)
2,588,865
   18,017   Total Francaise Petroleum Ltd.
(a)
               (Integrated Producers)
1,651,358

------------

5,204,255
---------------------------------------------
-----
----------
New Zealand--0.8%
  988,588   Fletcher Challenge Forest, Ltd.
               (Forest Products & Paper)
1,301,670
---------------------------------------------
-----
----------
South Africa--6.8%
   45,600   Durban Roodepoort Deep Ltd. (a)
               (Precious Metals)
219,427
  131,800   Harmony Gold Mining Co. Ltd. (a)
               (Precious Metals)
899,709
  255,400   Impala Platinum Holdings Ltd.
               (Precious Metals)
2,658,035
   75,400   Kloof Gold Mining Co. Ltd. (ADR)
               (Precious Metals)
513,662
  187,900   Randgold & Exploration Co. (a)
               (Precious Metals)
1,177,529
  239,400   Rustenburg Platinum Holdings (a)
               (Precious Metals)
$  3,924,810
    9,800   Vaal Reefs Exploration & Mining
Co.
               Ltd. (Precious Metals)
587,825
   44,400   Western Deep Levels Ltd.
               (Precious Metals)
1,257,072

------------

11,238,069
---------------------------------------------
-----
----------
United States--42.8%
  171,900   Abacan Resources Corp. (a) (Oil &
               Natural Gas Production)
1,246,275
   45,900   Aluminum Co. of America (Metals-
               Non Ferrous)
3,379,387
   92,483   Ashanti Goldfields Ltd. (GDR)
               (Precious Metals)
1,202,279
   35,500   Brigham Exploration Co. (a) (Oil
&
               Gas Exploration/Production)
257,375
  116,600   Brush Wellman, Inc. (Metals-
               Non Ferrous)
2,477,750
  122,400   Champion International Corp.
(Forest
               Products & Paper)
6,043,500
   60,800   Cross Timbers Oil Co. (Oil &
Natural
               Gas Production)
1,178,000
   39,300   Dailey Petroleum Services Corp.
(a)
               (Machinery & Equipment)
260,363
   77,100   Dawson Production Services Inc.
(a)
               (Oil Services)
867,375
   91,100   Freeport-McMoran Copper & Gold
Inc.
               (Metals-Non Ferrous)
2,528,025
   37,200   FX Energy Inc. (a) (Oil & Natural
               Gas Production)
316,200
   51,111   Getchell Gold Corp. (a)
               (Precious Metals)
2,038,051
  104,700   Golden Star Resources Ltd. (a)
               (Precious Metals)
837,600
  156,400   Harcor Energy Inc. (a) (Oil &
               Natural Gas Production &
               Refining)
948,175
  110,300   J. Ray McDermott, S.A. (a)
(Energy
               Equipment & Services)
3,005,675

---------------------------------------------
-----
------------------------------
                                     -----
See Notes to Financial Statements.     4

Portfolio of Investments
PRUDENTIAL
NATURAL
as of May 31, 1997
RESOURCES
FUND, INC.
---------------------------------------------
-----
----------

Shares      Description
Value
(Note 1)
---------------------------------------------
-----
----------
United States (cont'd.)
   63,200   Louisiana-Pacific Corp. (Forest
               Products & Paper)
$  1,232,400
  491,000   Mesa, Inc. (Oil & Natural Gas
               Production & Refining)
2,700,500
  154,800   Newfield Exploration Co.
               (Exploration & Production)
3,328,200
   84,411   Newmont Mining Corp. (Precious
               Metals)
3,302,580
  170,222   NGC Corp. (Energy Sources)
3,063,996
  135,600   Noble Affiliates, Inc.
(Exploration
               & Production)
5,712,150
  157,700   Nord Resources Corp. (a) (Metals-
               Non Ferrous)
453,388
   19,400   Precision Drilling Corp. (a)
(Energy
               Equipment)
868,150
   38,900   Rayonier Inc. (Forest Products)
1,667,837
   45,600   Reynolds Metals Co. (Aluminum)
3,095,100
  273,300   Stillwater Mining Co. (a)
               (Precious Metals)
6,354,225
   95,500   Stolt Comex Seaway (a) (Energy
               Equipment & Services)
2,172,625
   67,200   United Meridian Corp. (a) (Oil &
Gas
               Exploration/Production)
2,419,200
   72,007   Weatherford Enterra Inc. (a)
(Energy
               Equipment & Services)
2,457,239
  245,700   Western Gas Resources, Inc.
               (Energy Sources)
4,852,575

------------

70,266,195

------------
            Total common stocks
               (cost US$130,007,372)
151,398,944

------------
PREFERRED STOCKS--2.6%
---------------------------------------------
-----
----------
United States
            Ashanti Goldfields Ltd. (Precious
               Metals)
   37,128   Ser. A
$     16,708
   37,128   Ser. B
16,708
   37,128   Ser. C
16,708
   37,128   Ser. D
16,708
   37,128   Ser. E
16,708
   16,400   Freeport-McMoran Copper & Gold
Inc.,
               (Metals-Non Ferrous)
301,350
   14,800   Hecla Mining Co., 7.00%, Conv.,
Ser.
               B, (Precious Metals)
695,600
  470,128   Mesa, Inc., 8.00%, Conv., Ser. A
(a)
               (Oil & Natural Gas Production)
3,114,596

------------
            Total preferred stocks
               (cost US$2,345,665)
4,195,086

------------
WARRANTS(a)--0.3%
---------------------------------------------
-----
----------
Canada
            Kap Resources Ltd.,
  133,900   Expiring 8/3/00 @ CAD $2
(Chemicals)
102,088
            Rea Gold Corp.
  533,000   Expiring 9/11/97 @ CAD $.85
               (Precious Metals)
452,810

------------
            Total warrants
               (cost US$490,586)
554,898

------------

---------------------------------------------
-----
------------------------------
                                     -----
See Notes to Financial Statements.     5

PRUDENTIAL NATURAL
RESOURCES FUND, INC.
Portfolio of Investments as of May 31, 1997
---------------------------------------------
-----
----------

Principal
Amount
(000)       Description
Value
(Note 1)
---------------------------------------------
-----
----------
CONVERTIBLE BONDS--0.7%
---------------------------------------------
-----
----------
South Africa--0.2%
 ZAR  300   Randgold Finance BVI Ltd.,
               Sec'd. Gtd., (Precious Metals)
               7.00%, 10/3/01
$    283,500
---------------------------------------------
-----
----------
United States--0.5%
US$   891   Coeur D Alene Mines Corp.,
               Sr. Sub. Deb., (Precious
Metals)
               6.375%, 1/31/04
833,085

------------
            Total convertible bonds
               (cost US$1,154,094)
1,116,585

------------
---------------------------------------------
-----
----------
Total Investments--95.8%
            (cost US$133,997,717; Note 4)
157,265,513
            Other assets in excess of
               liabilities--4.2%
6,935,018

------------
            Net Assets--100%
$164,200,531

------------

------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
---------------------------------------------
-----
------------------------------
                                     -----
See Notes to Financial Statements.     6

PRUDENTIAL NATURAL
Statement of Assets and Liabilities
RESOURCES FUND, INC.
---------------------------------------------
-----
------------------------------

Assets
May 31, 1997
Investments, at value (cost
$133,997,717)................................
 .....
 ...............................
$157,265,513
Cash.........................................
 .....
 .............................................
 .....
 .........          126,425
Foreign currency, at value (cost
$5,701,809)..................................
 .....
 ..........................        5,707,975
Receivable for Fund shares
sold.........................................
 .....
 ................................
934,812
Receivable for investments
sold.........................................
 .....
 ................................
811,423
Dividends and interest
receivable...................................
 .....
 ....................................
105,669
Other
assets.......................................
 .....
 .............................................
 .....
 ...            2,316

------------
   Total
assets.......................................
 .....
 .............................................
 .....
164,954,133

------------
Liabilities
Payable for Fund shares
reacquired...................................
 .....
 ...................................
387,741
Accrued expenses and other
liabilities..................................
 .....
 ................................
158,657
Distribution fee
payable......................................
 .....
 ..........................................
105,180
Management fee
payable......................................
 .....
 ............................................
102,024

------------
   Total
liabilities..................................
 .....
 .............................................
 .....
753,602

------------
Net
Assets.......................................
 .....
 .............................................
 .....
 .....      $164,200,531

------------

------------
Net assets were comprised of:
   Common stock, at
par..........................................
 .....
 .......................................
$
104,561
   Paid-in capital in excess of
par..........................................
 .....
 ...........................      133,525,216

------------

133,629,777
   Accumulated net investment
loss.........................................
 .....
 .............................
(247,519 )
   Accumulated net realized gain on
investments..................................
 .....
 .......................        7,548,288
   Net unrealized appreciation on investments
and
foreign
currencies...................................
 .....
 .       23,269,985

------------
Net assets, May 31,
1997.........................................
 .....
 .......................................
$164,200,531

------------

------------
Class A:
   Net asset value and redemption price per
share
      ($47,054,145 / 2,891,912 shares of
common
stock issued and
outstanding)................................
$16.27
   Maximum sales charge (5% of offering
price).......................................
 .....
 ...................              .86
   Maximum offering price to
public.......................................
 .....
 ..............................
$17.13
Class B:
   Net asset value, offering price and
redemption
price per share
      ($111,464,288 / 7,207,097 shares of
common
stock issued and
outstanding)...............................
$15.46
Class C:
   Net asset value, offering price and
redemption
price per share
      ($2,542,376 / 164,409 shares of common
stock
issued and
outstanding).................................
 ..
$15.46
Class Z:
   Net asset value, offering price and
redemption
price per share
      ($3,139,722 / 192,644 shares of common
stock
issued and
outstanding).................................
 ..
$16.30

---------------------------------------------
-----
------------------------------
                                     -----
See Notes to Financial Statements.     7

PRUDENTIAL NATURAL
RESOURCES FUND, INC.
Statement of Operations
---------------------------------------------
-----
----------

Year Ended
Net Investment Income (Loss)
May 31, 1997
Income
   Dividends (net of foreign withholding
taxes
      of
$83,865)..............................
$  1,341,360
   Interest (net of foreign withholding taxes
      of
$238).................................
234,972

------------
      Total
income.............................
1,576,332

------------
Expenses
   Distribution fee--Class
A...................
100,983
   Distribution fee--Class
B...................
1,073,611
   Distribution fee--Class
C...................
20,413
   Management
fee..............................
1,128,718
   Transfer agent's fees and
expenses..........
243,000
   Custodian's fees and
expenses...............
174,000
   Registration
fees...........................
110,000
   Reports to
shareholders.....................
65,000
   Directors' fees and
expenses................
34,000
   Audit fee and
expenses......................
32,000
   Legal fees and
expenses.....................
30,000

Miscellaneous...............................
31,107

------------
      Total
expenses...........................
3,042,832

------------
Net investment
loss............................
(1,466,500)

------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign
Currency Transactions
Net realized gain (loss) on:
   Investment
transactions.....................
20,159,569
   Foreign currency
transactions...............
(66,932)

------------

20,092,637

------------
Net change in unrealized
   appreciation/depreciation on:

Investments.................................
(12,093,668)
   Foreign
currencies..........................
6,171

------------

(12,087,497)

------------
Net gain on investments and foreign

currencies..................................
8,005,140

------------
Net Increase in Net Assets
Resulting from
Operations......................
$  6,538,640

------------

------------

PRUDENTIAL NATURAL
RESOURCES FUND, INC.
Statement of Changes in Net Assets
---------------------------------------------
-----
----------

Increase in                              Year
Ended May 31,
Net Assets                              1997
1996
Operations
   Net investment loss............  $
(1,466,500)
$   (727,538)
   Net realized gain on investment
      and foreign currency
      transactions................
20,092,637
9,504,064
   Net change in unrealized
      appreciation/depreciation on
      investments and foreign
      currencies..................
(12,087,497)
22,743,837
                                    ---------
---
------------
   Net increase in net assets
      resulting from operations...
6,538,640
31,520,363
                                    ---------
---
------------
Net equalization credits..........
--
90,374
                                    ---------
---
------------
Distributions from net realized
   gains (Note 1)
   Class A........................
(4,657,286)
(1,303,488)
   Class B........................
(12,161,558)
(4,284,054)
   Class C........................
(234,109)
(33,008)
   Class Z........................
(32,340)
--
                                    ---------
---
------------

(17,085,293)
(5,620,550)
                                    ---------
---
------------
Fund share transactions (net of
   share conversions) (Note 5)
   Proceeds from shares sold......
157,545,157
122,535,276
   Net asset value of shares
      issued in reinvestment of
      distributions...............
15,354,101
5,017,619
   Cost of shares reacquired......
(145,400,427)
(107,356,234)
                                    ---------
---
------------
   Net increase in net assets from
      Fund share transactions.....
27,498,831
20,196,661
                                    ---------
---
------------
Total increase....................
16,952,178
46,186,848
Net Assets
Beginning of year.................
147,248,353
101,061,505
                                    ---------
---
------------
End of year.......................
$164,200,531
$147,248,353
                                    ---------
---
------------
                                    ---------
---
------------

---------------------------------------------
-----
------------------------------
                                     -----
See Notes to Financial Statements.     8

PRUDENTIAL NATURAL
Notes to Financial Statements
RESOURCES FUND, INC.
---------------------------------------------
-----
------------------------------
Prudential Natural Resources Fund, Inc., (the
'Fund'), is registered under the
Investment Company Act of 1940 as a
diversified,
open-end management investment
company. The Fund's investment objective is
long-
term growth of capital which it
seeks to achieve by investing primarily in
equity
securities of foreign and
domestic natural resource companies.
---------------------------------------------
-----
----------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Security Valuation: Securities traded on an exchange are valued at the last reported sales price on the primary exchange on which they are traded.
Securities traded in the over-the-counter market
(including securities listed on
exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices.
Securities for which market
quotations are not available, other than private placements, shall each be valued at a price supplied by an independent pricing agent, which is, in the opinion of such pricing agent, representative of the market value of such securities as of the time of determination of net asset value. Securities for which market quotations are not readily available, and for which the pricing agent or principal market maker does not provide a valuation, including restricted securities, will be valued at fair value as determined in good faith according to a pricing procedure developed by the
Investment Adviser under
procedures established by and under the
general
supervision of the Fund's Board
of Directors. Options listed on exchanges are valued at their closing price on the applicable exchange.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the daily closing rates of exchange.

(ii) purchases and sales of investment
securities,
income and expenses--at the
rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are
presented
using the foreign exchange
rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the fiscal year end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year.

Net realized gains on foreign currency
transactions represents net foreign
exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the
U.S. dollar equivalent
amounts actually received or paid. Net
unrealized
currency gains and losses from
valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and the regulation of foreign securities markets.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Investment
Income:
Securities transactions are
recorded on the trade date. Realized gains
and
losses from investment and
---------------------------------------------
-----
------------------------------
                                     -----
                                       9

PRUDENTIAL NATURAL
Notes to Financial Statements
RESOURCES FUND, INC.
---------------------------------------------
-----
------------------------------
currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than
distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: It is the Fund's policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Dividends and Distributions: The Fund expects to pay dividends out of net investment income and make distributions of any net capital gains, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain
distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of wash sales, foreign currencies and passive investment companies' transactions.

Equalization: Effective June 1, 1996, the
Fund
discontinued the accounting
practice of equalization. Equalization is a practice whereby a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. The balance of $39,777 of undistributed net investment income at May 31, 1996, resulting from equalization was transferred to paid-in capital in excess of par. Such reclassification has no effect on net assets, results of operations, or net asset value per share.

Reclassification of Capital Accounts: The
Fund
accounts and reports for
distributions to shareholders in accordance
with
the American Institute of
Certified Public Accountants', Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation
of Income; Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to decrease accumulated
net
investment loss and decrease
accumulated net realized gain on investments
by
$1,365,054 for foreign currency
gains realized and tax-basis net operating
losses
during the fiscal year ended
May 31, 1997.
---------------------------------------------
-----
----------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund.
PIFM
pays for the services of PIC,
the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .75 of 1% of the Fund's average daily net assets.

The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class B, Class C and
Class Z shares of the Fund. The Fund
compensates
PSI for distributing and
servicing the Fund's Class A, Class B and
Class C
shares, pursuant to plans of
distribution, (the 'Class A, B and C Plans') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.
No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the
Fund
compensates PSI for its
distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class
A, B
and Class C shares,
respectively. Such expenses under the Plans were
 .25 of 1%, 1% and 1% of the
average daily net assets of the Class A, B and C shares, respectively, for the year ended May 31, 1997.

PSI has advised the Fund that it has received approximately $107,000 in front-end sales charges resulting from sales of
Class A shares during the year
ended May 31, 1997. From these fees, PSI paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the year
ended
May 31, 1997, it received
approximately $219,400 and $2,100 in
contingent
deferred sales
---------------------------------------------
-----
------------------------------
                                     -----
                                       10

PRUDENTIAL NATURAL
Notes to Financial Statements
RESOURCES FUND, INC.
---------------------------------------------
-----
------------------------------
charges imposed upon certain redemptions by Class
B and Class C shareholders,
respectively.

PSI, PIFM and PIC are indirect, wholly-owned subsidiaries of The Prudential
Insurance Company of America.

The Fund, along with other affiliated
registered
investment companies (the
'Funds'), entered into a credit agreement
(the
'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. The Agreement expires on
December
30, 1997. Interest on any such
borrowings outstanding will be at market
rates.
The purpose of the Agreement is
to serve as an alternative source of funding
for
capital share redemptions. The
Fund has not borrowed any amounts pursuant to
the
Agreement as of May 31, 1997.
The Funds pay a commitment fee at an annual
rate
of .055 of 1% on the unused
portion of the credit facility. The
commitment fee
is accrued and paid quarterly
on a pro-rata basis by the Funds.
---------------------------------------------
-----
----------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PIMF, serves as the Fund's transfer agent and during the year ended May 31, 1997, the Fund incurred fees of approximately $200,000 for the services of PMFS. As of May
31, 1997, approximately $19,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain-out-of pocket expenses paid to non-affiliates.

For the year ended May 31, 1997, PSI and/or
its
foreign affiliates earned
approximately $8,100 in brokerage commissions
from
portfolio transactions
executed on behalf of the Fund.
---------------------------------------------
-----
----------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments for the year ended May 31, 1997 aggregated
$84,531,466 and $77,965,627,
respectively.

The federal income tax basis of the Fund's investments at May 31, 1997 was $134,413,278 and accordingly, net unrealized appreciation for federal income tax purposes was $22,852,235 (gross unrealized appreciation--$29,292,258 gross unrealized depreciation--$6,440,023).

For federal income tax purposes the Fund will
elect to treat
net currency losses of approximately $31,000
incurred in the seven month period ended May
31,
1997 as
having been incurred in the following fiscal
year.
---------------------------------------------
-----
----------
Note 5. Capital

The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%.
Class B shares are sold with a
contingent deferred sales charge which
declines
from 5% to zero depending on the
period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Class B shares will
automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Special exchange privileges are also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized 500 million shares of common stock $.01 par value per share equally divided into four classes, designated Class A, Class B, Class C and Class Z common stock.

Transactions in shares of common stock were as follows:

Class A
Shares
Amount
-----------------------------------   -------
---
------------
Year ended May 31, 1997:
Shares sold........................
5,780,788
$ 95,719,238
Shares issued in reinvestment of
  distributions....................
275,315
4,341,728
Shares reacquired..................
(5,504,443)
(91,242,896)
                                      -------
---
------------
Net increase in shares outstanding
  before conversion................
551,660
8,818,070
Shares issued upon conversion from
  Class B..........................
460,102
7,810,060
                                      -------
---
------------
Net increase in shares
  outstanding......................
1,011,762
$ 16,628,130
                                      -------
---
------------
                                      -------
---
------------

---------------------------------------------
-----
------------------------------
                                     -----
                                       11

PRUDENTIAL NATURAL
Notes to Financial Statements
RESOURCES FUND, INC.
---------------------------------------------
-----
------------------------------

Class A
Shares
Amount
-----------------------------------   -------
---
------------
Year ended May 31, 1996:
Shares sold........................
2,539,693
$ 38,555,696
Shares issued in reinvestment of
  distributions....................
79,485
1,097,686
Shares reacquired..................
(2,375,614)
(35,670,241)
                                      -------
---
------------
Net increase in shares outstanding
  before conversion................
243,564
3,983,141
Shares issued upon conversion from
  Class B..........................
203,473
3,015,272
                                      -------
---
------------
Net increase in shares
  outstanding......................
447,037
$  6,998,413
                                      -------
---
------------
                                      -------
---
------------
Class B
-----------------------------------
Year ended May 31, 1997:
Shares sold........................
3,305,711
$ 53,154,461
Shares issued in reinvestment of
  distributions....................
715,252
10,764,540
Shares reacquired..................
(3,104,475)
(49,520,723)
                                      -------
---
------------
Net increase in shares outstanding
  before conversion................
916,488
14,398,278
Shares reacquired upon conversion
  into Class A.....................
(480,006)
(7,810,060)
                                      -------
---
------------
Net increase in shares
  outstanding......................
436,482
$  6,588,218
                                      -------
---
------------
                                      -------
---
------------
Year ended May 31, 1996:
Shares sold........................
5,634,740
$ 82,831,397
Shares issued in reinvestment of
  distributions....................
287,532
3,890,312
Shares reacquired..................
(4,990,847)
(71,288,757)
                                      -------
---
------------
Net increase in shares outstanding
  before conversion................
931,425
15,432,952
Shares reacquired upon conversion
  into Class A.....................
(210,326)
(3,015,272)
                                      -------
---
------------
Net increase in shares
  outstanding......................
721,099
$ 12,417,680
                                      -------
---
------------
                                      -------
---
------------
Class C
Shares
Amount
-----------------------------------   -------
---
------------
Year ended May 31, 1997:
Shares sold........................
243,854
$  4,042,826
Shares issued in reinvestment of
  distributions....................
14,319
215,504
Shares reacquired..................
(186,625)
(3,110,098)
                                      -------
---
------------
Net increase in shares
  outstanding......................
71,548
$  1,148,232
                                      -------
---
------------
                                      -------
---
------------
Year ended May 31, 1996:
Shares sold........................
73,169
$  1,148,183
Shares issued in reinvestment of
  distributions....................
2,191
29,621
Shares reacquired..................
(27,858)
(397,236)
                                      -------
---
------------
Net increase in shares
  outstanding......................
47,502
$    780,568
                                      -------
---
------------
                                      -------
---
------------
Class Z
-----------------------------------
September 16, 1996* through
  May 31, 1997:
Shares sold........................
285,159
$  4,628,632
Shares issued in reinvestment of
  distributions....................
2,049
32,329
Shares reacquired..................
(94,564)
(1,526,710)
                                      -------
---
------------
Net increase in shares
  outstanding......................
192,644
$  3,134,251
                                      -------
---
------------
                                      -------
---
------------
---------------
* Commencement of offering of Class Z shares.

---------------------------------------------
-----
------------------------------
                                     -----
                                       12

PRUDENTIAL NATURAL
Financial Highlights
RESOURCES FUND, INC.
---------------------------------------------
-----
------------------------------

Class A

---------------------------------------------
-----
------

Year Ended May 31,

---------------------------------------------
-----
------

1997(a)       1996       1995(a)     1994(a)
1993(a)

--------     -------     -------     -------
-
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year............
$  17.34     $ 13.73     $ 12.55     $11.84
$10.02

--------     -------     -------     -------
-
------
Income from investment operations
Net investment income
(loss)..................
(.07)       (.01)       (.03)       .01
 .02
Net realized and unrealized gain on
investment
   and foreign currency
transactions..........
 .94        4.42        1.21        .70
1.80

--------     -------     -------     -------
-
------
   Total from investment
operations...........
 .87        4.41        1.18        .71
1.82

--------     -------     -------     -------
-
------
Less distributions
Distributions from net realized gains on
   investment and foreign currency

transactions...............................
(1.94)       (.80)         --         --
--

--------     -------     -------     -------
-
------
Net asset value, end of
year..................
$  16.27     $ 17.34     $ 13.73     $12.55
$11.84

--------     -------     -------     -------
-
------

--------     -------     -------     -------
-
------
TOTAL
RETURN(b):..............................
5.37%      33.51%       9.40%      6.00%
18.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).................
$ 47,054     $32,608     $19,682     $6,505
$1,898
Average net assets
(000)......................
$ 40,393     $23,106     $10,791     $4,106
$
758
Ratios to average net assets:
   Expenses, including distribution
fees......
1.48%       1.57%       1.73%      1.89%
2.38%
   Expenses, excluding distribution
fees......
1.23%       1.32%       1.48%      1.65%
2.18%
Net investment income
(loss)..................
(.43)%      (.09)%      (.25)%      .11%
 .13%
For Class A, B, C and Z shares:
Portfolio
turnover............................
53%         41%         36%        19%
50%
Average commission rate per
share.............
$  .0371     $ .0290         N/A        N/A
N/A

---------------
(a) Calculated based upon average shares
outstanding by class.
(b) Total return does not consider the
effects of
sales loads. Total return is
    calculated assuming a purchase of shares
on
the first day and a sale on the
    last day of each period reported and
includes
reinvestment of dividends and
    distributions.
---------------------------------------------
-----
------------------------------
                                     -----
See Notes to Financial Statements.     13

PRUDENTIAL NATURAL
Financial Highlights
RESOURCES FUND, INC.
---------------------------------------------
-----
------------------------------

Class B

---------------------------------------------
-----
----------------

Year Ended May 31,

---------------------------------------------
-----
-------

1997(a)        1996       1995(a)     1994(a)
1993(a)

--------     --------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year............
$  16.70     $  13.35     $ 12.29     $ 11.69
$  9.97

--------     --------     -------     -------
-------
Income from investment operations
Net investment
loss...........................
(.19)        (.10)       (.13)       (.08)
(.07)
Net realized and unrealized gain on
investment
   and foreign currency
transactions..........
 .89         4.25        1.19         .68
1.79

--------     --------     -------     -------
-------
   Total from investment
operations...........
 .70         4.15        1.06         .60
1.72

--------     --------     -------     -------
-------
Less distributions
Distributions from net realized gains on
   investment and foreign currency

transactions...............................
(1.94)        (.80)         --          --
--

--------     --------     -------     -------
-------
Net asset value, end of
year..................
$  15.46     $  16.70     $ 13.35     $ 12.29
$ 11.69

--------     --------     -------     -------
-------

--------     --------     -------     -------
-------
TOTAL
RETURN(b):..............................
4.51%       32.49%       8.62%       5.13%
17.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).................
$111,464     $113,090     $80,774     $64,235
$36,150
Average net assets
(000)......................
$107,361     $ 84,396     $74,681     $48,772
$23,464
Ratios to average net assets:
   Expenses, including distribution
fees......
2.23%        2.32%       2.48%       2.65%
3.18%
   Expenses, excluding distribution
fees......
1.23         1.32%       1.48%       1.65%
2.18%
Net investment
loss...........................
(1.18)%       (.84)%     (1.05)%      (.67)%
(.67)%

---------------
(a) Calculated based upon average shares by
class.
(b) Total return does not consider the
effects of
sales loads. Total return is
    calculated assuming a purchase of shares
on
the first day and a sale on the
    last day of each period reported and
includes
reinvestment of dividends and
    distributions.
---------------------------------------------
-----
------------------------------
                                     -----
See Notes to Financial Statements.     14

PRUDENTIAL NATURAL
Financial Highlights
RESOURCES FUND, INC.
---------------------------------------------
-----
------------------------------

Class C                      Class Z

----------------------------------     ------
-----
--

August 1,      September 16,

1994(d)        1996(a)(e)

Year Ended May 31,       through
through

-------------------      May 31,          May
31,

1997(a)      1996        1995(a)
1997

-------     -------     ----------     ------
-----
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period..........
$ 16.70     $13.35        $12.47          $
17.08

-------     -------        -----            -
----
Income from investment operations
Net investment
loss...........................
(.19)      (.10)         (.13)
(.03)
Net realized and unrealized gain on
investment
   and foreign currency
transactions..........
 .89       4.25          1.01             1.19

-------     -------        -----            -
----
   Total from investment
operations...........
 .70       4.15           .88             1.16

-------     -------        -----            -
----
Less distributions
Distributions from net realized gains on
   investment and foreign currency

transactions...............................
(1.94)      (.80)           --
(1.94)

-------     -------        -----            -
----
Net asset value, end of
period................
$ 15.46     $16.70        $13.35          $
16.30

-------     -------        -----            -
----

-------     -------        -----            -
----
TOTAL
RETURN(b):..............................
4.51%     32.49%         7.06%
7.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)...............
$ 2,542     $1,551          $606          $
3,140
Average net assets
(000)......................
$ 2,041       $734          $294          $
994
Ratios to average net assets:
   Expenses, including distribution
fees......
2.23%      2.32%         2.56%(c)
1.23%(c)
   Expenses, excluding distribution
fees......
1.23%      1.32%         1.56%(c)
1.23%(c)
Net investment
loss...........................
(1.18)%     (.84)%       (1.08)%(c)
(.18)%(c)

---------------
(a) Calculated based upon average shares by
class.
(b) Total return does not consider the
effects of
sales loads. Total return is
    calculated assuming a purchase of shares
on
the first day and a sale on the
    last day of each period reported and
includes
reinvestment of dividends and
    distributions. Total returns for periods
of
less than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering Class C shares.
(e) Commencement of offering of Class Z
shares.
---------------------------------------------
-----
------------------------------
                                     -----
See Notes to Financial Statements.     15

PRUDENTIAL NATURAL
Report of Independent Accountants
RESOURCES FUND, INC.
---------------------------------------------
-----
------------------------------
To the Board of Directors and Shareholders of Prudential Natural Resources Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Natural Resources Fund,
Inc. (the 'Fund') at May 31, 1997, the
results of
its operations for the year
then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
These financial statements and financial highlights (hereafter referred to as
'financial statements') are the
responsibility of
the Fund's management; our
responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An
audit includes examining, on a
test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at May 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
July 18, 1997


PRUDENTIAL NATURAL
Tax Information
RESOURCES FUND, INC.
---------------------------------------------
-----
------------------------------
We are required by the Internal Revenue
Service to
advise you within 60 days of
the Fund's fiscal year end (May 31, 1997) as to the federal income tax status of dividends paid during such fiscal year.
Accordingly, we are advising you that
during its fiscal year ended May 31, 1997, the
Fund paid a long-term capital
gain distribution of $1.56, which is taxable as such, and a short-term capital gain distribution of $.38 which is taxable as ordinary income. Further, we wish to advise you that 31.21% of the ordinary income dividends paid in the fiscal year ended May 31, 1997 qualified for the corporate dividends received deduction available to corporate taxpayers.

In January 1998, you will be advised on IRS
Form
1099 DIV or substitute Form
1099, as to the federal tax status of the
distributions received by you in
calendar 1997. The amounts that will be
reported
on such form 1099 DIV will be
the amounts to use on your federal income tax
return and will differ from the
amounts which we must report for the Fund's
fiscal
year ended May 31, 1997.
---------------------------------------------
-----
------------------------------
                                     -----

Comparing A $10,000 Investment.
--------------------------------------------
Prudential Natural Resources Fund, Inc. vs.
Morgan Stanley Capital International World
Index.


//Prudential Natural
  Resources Fund, Inc.

--Morgan Stanley Capital
  International World Index


            Class A
                  (GRAPH)

Average Annual Total
  Returns - Class A
------------------------
   With Sales Load
 8.2% Since Inception
 12.9% for 5 Years
 .1% for 1 Year

 Without Sales Load
 9.0% Since Inception
 14.0% for 5 Years
 5.4% for 1 Year


            Class B
                  (GRAPH)

Average Annual Total
 Returns - Class B
-----------------------
   With Sales Load
 7.5% Since Inception
 13.0% for 5 Years
 -0.5% for 1 Year

  Without Sales Load
 7.5% Since Inception
 13.1% for 5 Years
 4.5% for 1 Year

            Class C
                  (GRAPH)

Average Annual Total
 Returns - Class C
-----------------------
   With Sales Load
14.9% Since Inception
3.5% for 1 Year

  Without Sales Load
14.9% Since Inception
4.5% for 1 Year

            Class Z
                  (GRAPH)

Average Annual Total
 Returns - Class Z
-------------------------
 7.2% Since Inception

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The box on top of the graphs are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in
accordance
with SEC regulations.
They compare a $10,000 investment in the Prudential Natural Resources
Fund (Class A, Class B, Class C and Class Z) with a similar investment in the Morgan Stanley Capital International
World
Index (the Index)
by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of this reporting period (May 31), as measured on a quarterly basis, beginning in 1990 for Class A shares, in
1987 for Class B
shares, in 1994 for Class C shares and in 1996 for
Class Z shares.
For purposes of the graphs, and unless
otherwise
indicated, in
the accompanying tables it has been assumed
(a)
that the maximum
applicable front-end sales charge was
deducted
from the initial
$10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on May 31, 1997; (c) all recurring fees
(including management fees) were deducted;
and (d)
all
dividends and distributions were reinvested.
Class
B shares
will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase.
This conversion feature is not reflected in the graph. Class Z shares are not subject to a sales charge or distribution fee.

The Index is a weighted index comprised of approximately 1,500 companies listed on the stock exchanges of the
U.S., Europe,
Canada, Australia New Zealand and the Far
East.
The combined
market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges in the countries comprising the Index.
The Index
is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
The securities
in the Index may differ substantially from the securities in the Fund. The Index is not the only one that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com


Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and
information
about
the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for
distribution to
prospective
investors unless preceded or accompanied by a current prospectus.

743970105   MF135E
743970204   Cat. #4301492
743970303
743970402